TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Financing Leaseback) (Details) - Kibbutz Sdot-Yam [Member] $ in Thousands	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
2020	$ 747
2021	794
2022	6,765
Total long-term loans	$ 8,306